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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                    SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE
                         PROSPECTUSES DATED MAY 1, 2006
                                       FOR
                     MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

This supplement describes changes to the Merrill Lynch Investor Choice Annuity flexible premium variable annuity contracts issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for your reference.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Effective immediately, if you elect the GMWB rider, we will automatically step up your GMWB Base to equal your contract value, if higher, on each contract anniversary after the first withdrawal on or after the GMWB Effective Date. PLEASE NOTE THAT IF YOUR GMWB BASE INCREASES, THERE WILL BE A CORRESPONDING INCREASE TO THE CHARGE IMPOSED FOR THIS OPTIONAL FEATURE, AS THE CHARGE IS CALCULATED AS A PERCENTAGE OF THE GMWB BASE. THE PERCENTAGE, HOWEVER, HAS NOT CHANGED.

In addition, the Lifetime Income Percentage will be automatically re-determined on each third contract anniversary after the first withdrawal if the GMWB Base is stepped up to a higher value on such anniversary. If appropriate, your Lifetime Income Percentage will be stepped up to reflect the new age band of the (younger) annuitant on such anniversary.

Accordingly, the following changes are made to your Prospectus:

Under the Section, "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

I. In the subsection, "WHEN MAY I TAKE WITHDRAWALS?" the last two sentences of the second paragraph are deleted in their entirety.

II. In the subsection, "WHAT IS THE GUARANTEED LIFETIME AMOUNT?" the following is added after the first sentence of the third paragraph:

     "We will also re-determine, and if appropriate, step up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary. (See "Automatic Step-Up" later in this section)."

III. In the same subsection, the left column heading of the chart is deleted in its entirety and replaced with the following heading:

          "Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation"

IV. In the subsection, "WHAT IS THE GMWB BASE?" the fourth sentence of the second paragraph is deleted in its entirety and replaced with the following:

          "Instead, the GMWB Base may only be increased through automatic step ups on each contract anniversary after the first withdrawal."

V. In the same subsection immediately below the second paragraph, the third sentence in the shaded box is deleted in its entirety and replaced with the following sentence:

          "For example, you will not be able to increase your GMWB Base by making additional premium payments."

VI. In the subsection, "AUTOMATIC STEP-UP," the first sentence is deleted in its entirety and replaced with the following:

     "On each contract anniversary, after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or "step up" the GMWB Base to equal such value.

VII. Appendix F -- "Example of GMWB" is deleted in its entirety and replaced with the attached Example.

RETURN OF PREMIUM GUARANTEED MINIMUM DEATH BENEFIT

Effective immediately, you may elect the Return of Premium Guaranteed Minimum Death Benefit ("GMDB"), if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 80 or under on the contract date.

The charges for the GMWB and the GMDB have not increased as a result of these enhancements.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

NB                                                             Code: 101750-0806
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                           APPENDIX - EXAMPLE OF GMWB

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on August 1, 2006 at the age of 73. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on March 15, 2007 at the age of 74 and continue to take withdrawals as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                                                                     TRANSACTIONS
                                                                                  -----------------   ACCOUNT
DATE                                                                                PREM.   WITHDR.    VALUE   GMWB BASE    GLA
----                                                                              --------  -------  --------  ---------  ------
8/1/2006   THE CONTRACT IS ISSUED                                                 $100,000           $100,000   $100,000  $5,500
           The Lifetime Income Percentage is 5.5% if a withdrawal were to be taken.

3/15/2007  YOU TAKE A $5,500 WITHDRAWAL                                                     $ 5,500  $ 96,500   $100,000  $5,500
           Assume Account Value increased by $2,000 due to positive investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the Contract Year.

8/1/2009   THIRD CONTRACT ANNIVERSARY                                                                $ 86,500   $100,000  $5,500
           Assume Account Value decreased by $10,000 as a result of withdrawals
           (no excess withdrawals) and investment performance. Also assume that the GMWB Base has not stepped-up on any contract anniversary. The
           Lifetime Income Percentage remains at 5.5% since an automatic step-up did not occur.

8/1/2012   SIXTH CONTRACT ANNIVERSARY                                                                $120,000   $120,000  $7,200
           Assume Account Value increased by $33,500 due to positive investment performance net of withdrawals. The Lifetime Income Percentage increases to 6.0% (age 79) due to the automatic step-up occurring on a 3rd contract anniversary.

6/14/2013  YOU TAKE A $42,200 WITHDRAWAL                                                    $42,200  $ 65,000   $ 65,000  $3,900
           Assume no withdrawals have been taken during the current contract year and the Account Value decreased by $12,800 due to negative investment performance. The total withdrawal exceeds the GLA by
           $35,000, therefore $35,000 is an excess withdrawal.

                                            (GMWB Base before the
                                              excess withdrawal)
           Adj. Excess w/d = Excess w/d x -------------------------
                                          (Account Value before the
                                              excess withdrawal)
                           = ($35,000) x ($120,000 / $100,000) = $35,000 x (6/5)
                           = $42,000
           GMWB Base       = Min (GMWB Base prior less Adj. Excess w/d,
                             Account Value after excess w/d)
                           = Min ($120,000 - $42,000, $65,000) = $65,000

8/1/2013   SEVENTH CONTRACT ANNIVERSARY                                                              $ 66,000   $ 66,000  $3,960
           Assume Account Value increased by $1,000 due to positive investment performance. Since the Account Value is greater than the GMWB Base on an anniversary, the GMWB Base is stepped-up to the higher value. The
           Lifetime Income Percentage remains 6.0% even though the owner is age
           80 because the automatic step-up did not occur on a 3rd contract anniversary.

8/25/2013  YOU TAKE A $39,960 WITHDRAWAL                                                    $39,960  $ 16,800   $ 16,800  $1,008
           Assume Account Value decreased by $9,240 to $56,760 due to negative investment performance. No previous w/ds have been taken during the
           Contract Year so $36,000 is an excess withdrawal.

                                            (GMWB Base before the
                                              excess withdrawal)
           Adj. Excess w/d = Excess w/d x -------------------------
                                          (Account Value before the
                                              excess withdrawal)
                           = $36,000 x ($66,000 / ($56,760 - $3,960) )
                           = $36,000 x (5/4)
                           = $45,000
           GMWB Base       = Min (GMWB Base prior less Adj. Excess w/d, Account
                             Value after excess w/d)
                           = Min ($66,000 - $45,000, $56,760 - $39,960)
                           = Min ($21,000, $16,800) = $16,800

8/1/2018   TWELFTH CONTRACT ANNIVERSARY - YOU REQUEST AN $800 WITHDRAWAL                    $   800  $     --     * GMWB RIDER
           Assume no automatic annual step-up has occurred and the GMWB Base                                      TERMINATED *
           remains at $16,800. Assume Account Value has decreased by $16,000 to
           $800 due to withdrawals and negative investment performance. You receive the remaining $800 of Account Value and the Company pays You an additional $208. The GMWB Rider and Base Contract terminate.
           Lifetime monthly payments of $1,008 / 12 = $84 are established with an Annuity Date no earlier than 8/1/2019.
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